SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 09, 2023	Feb. 10, 2023	Mar. 31, 2023	Mar. 29, 2023	Dec. 31, 2022	Mar. 30, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Cash proceeds		$ 2,900
Fees		100
Holdback		200
Contingent consideration (up to)		$ 220,000
Closing period		6 months
Payment of assets sale		$ 3,400
Final payment		400
Prepayment		$ 3,000
Exercise price of warrants issued (in USD per share)
Cash in bank accounts					$ 11,444		$ 19,689
Silicon Valley Bank
Subsequent Event [Line Items]
Percent threshold of dollar value of total accounts held at financial institutions				50.00%
Cash in bank accounts			$ 9,800
Other Financial Institution
Subsequent Event [Line Items]
Cash in bank accounts			$ 9,700
Warrants Issued Feb 10, 2023
Subsequent Event [Line Items]
Warrants (in shares)		200,366
Exercise price of warrants issued (in USD per share)		$ 0.3274
Private Placement
Subsequent Event [Line Items]
Warrants (in shares)						23,500,000
Issuance of warrants	$ 16,000
Private Placement | Pre-Funded Warrant
Subsequent Event [Line Items]
Warrants (in shares)	49,813,198
Stock exercise price (in USD per share)	$ 0.3212
Private Placement | Series A Warrant
Subsequent Event [Line Items]
Warrants (in shares)	49,813,198
Exercise price of warrants issued (in USD per share)	$ 0.385440
Percentage of common stock outstanding prior to offering	19.99%
Private Placement | Common Shares
Subsequent Event [Line Items]
Exercise price of warrants issued (in USD per share)	$ 0.001